19. Employee benefits (post-employment) (Detail 6)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PPSP-R [member]
Disclosure of net defined benefit liability (asset) [line items]
Nominal discount rate (including inflation)	5.83%	7.13%
Nominal expected salary growth (including inflation)	4.75%	4.61%
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2013 (bidecremental)
Disability table	American group	American group
Mortality table for disabled participants	AT-49 male	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 56 years / Female, 55 years
PPSP-NR [member]
Disclosure of net defined benefit liability (asset) [line items]
Nominal discount rate (including inflation)	5.77%	7.10%
Nominal expected salary growth (including inflation)	4.54%	4.34%
Mortality table	EX-PETROS 2020 (bidecremental)	EX-PETROS 2020 (bidecremental)
Disability table	American group	American group
Mortality table for disabled participants	AT-49 male	AT-49 male
Age of retirement	Male, 58 years / Female, 56 years	Male, 58 years / Female, 56 years
PPSP-R Pre-70 [member]
Disclosure of net defined benefit liability (asset) [line items]
Nominal discount rate (including inflation)	6.55%	6.82%
Nominal expected salary growth (including inflation)	4.75%	4.61%
Mortality table	EX-PETROS 2016 (bidecremental)	EX-PETROS 2016 (bidecremental)
Disability table	n/a	n/a
Mortality table for disabled participants	MI 2006, by gender, 20% smoothed	MI 2006, by gender, 20% smoothed
Age of retirement	Male, 56 years / Female, 55 years	Male, 56 years / Female, 55 years
PPSP-NR Pre-70 [member]
Disclosure of net defined benefit liability (asset) [line items]
Nominal discount rate (including inflation)	6.55%	6.81%
Nominal expected salary growth (including inflation)	4.54%	4.34%
Mortality table	EX-PETROS 2020 (bidecremental)	EX-PETROS 2020 (bidecremental)
Disability table	n/a	n/a
Mortality table for disabled participants	Petros Experience 2014	MI 2006, by gender, 20% smoothed
Age of retirement	Male, 58 years / Female, 56 years	Male, 58 years / Female, 56 years
Pension Plans PP 2 [member]
Disclosure of net defined benefit liability (asset) [line items]
Nominal discount rate (including inflation)	7.44%	7.30%
Nominal expected salary growth (including inflation)	6.20%	6.40%
Mortality table	AT-2012 IAM basic fem 10% smoothed	AT-2000 female, smoothed in a 10%
Disability table	Álvaro Vindas 40% smoothed	American group reduced by 40%
Mortality table for disabled participants	IAPB 1957 strong, 20% smoothed	IAPB 1957 strong
Age of retirement	1st eligibility	1st eligibility
AMS medical plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Nominal discount rate (including inflation)	7.20%	7.19%
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2013 (bidecremental)
Disability table	Álvaro Vindas 40% smoothed	American group
Mortality table for disabled participants	AT-49 male	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 56 years / Female, 55 years
AMS medical plan [member] | Bottom of range [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected changes in medical and hospital costs	6.17%	10.46%
AMS medical plan [member] | Top of range [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected changes in medical and hospital costs	3.90%	3.50%